Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals
Schedule of other payables and accruals

	As of
	December 31,
	2022	2023
Unearned revenue	30,991	28,469
Accrued off-hire	1,800	3,443
Accrued purchases	4,096	1,992
Accrued interest	12,838	—
Other accruals	7,541	8,284
Total	57,266	42,188